INCOME TAXES - Origin of the Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 8,287	$ 7,055
Deferred tax liabilities	(2,374)	(2,684)
Deferred tax assets / (liabilities)	5,913	4,371
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	(715)	(806)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	(4,827)	(5,099)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	35	112
Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	(300)	(430)
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	(112)	(133)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	1,216	1,153
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	130	134
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	10,384	9,381
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	104	127
Untaxed reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets / (liabilities)	(2)	(68)
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,847	12,365
Deferred tax liabilities	(7,934)	(7,994)
Before Offset Amount | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29	63
Deferred tax liabilities	(744)	(869)
Before Offset Amount | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	271	235
Deferred tax liabilities	(5,098)	(5,334)
Before Offset Amount | Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	286	291
Deferred tax liabilities	(251)	(179)
Before Offset Amount | Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	124	129
Deferred tax liabilities	(424)	(559)
Before Offset Amount | Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	460	203
Deferred tax liabilities	(572)	(336)
Before Offset Amount | Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,728	1,577
Deferred tax liabilities	(512)	(424)
Before Offset Amount | Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	461	359
Deferred tax liabilities	(331)	(225)
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,384	9,381
Deferred tax liabilities	0	0
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	104	127
Deferred tax liabilities	0	0
Before Offset Amount | Untaxed reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	$ (2)	$ (68)